Dividends on ordinary shares	6 Months Ended
Jun. 30, 2026
Dividends [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares

	Half year ended 30.06.26		Half year ended 30.06.25
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	5.60	769	5.50	791
It is Barclays' policy to declare and pay dividends on a semi-annual basis. The 2025 full year dividend of 5.6p per ordinary share was paid on 31 March 2026 to the shareholders on the Share Register on 20 February 2026. A half year dividend for
2026 of 5.9p (H125: 3.0p) per ordinary share will be paid on 15 September 2026.
For qualifying American Depositary Receipt (ADR) holders, the half year dividend of 5.9p per ordinary share becomes 23.6p per American Depositary Share (ADS) (representing four shares). The depositary bank will post the half year dividend on 15
September 2026 to ADR holders on the record at close of business on 7 August 2026.
The Directors have confirmed their intention to initiate a share buyback of up to £1,000m after the balance sheet date. The share buyback is expected to commence in the third quarter of 2026. The financial statements for the six months ended 30
June 2026 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.